ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2023
ORGANIZATION [Abstract]
Purchase Price Allocation of Identifiable Assets Acquired and Liabilities Assumed
The details of the purchase price allocation of the identifiable assets acquired and liabilities assumed are as follows:

At April 13, 2023
In thousands of USD, except for the closing price of BSGA’s share and the number of ordinary shares information
Number of outstanding ordinary shares held by BSGA’s shareholders on acquisition date (thousand shares)	2,607
Closing price of BSGA’s ordinary shares on acquisition date (in USD)	10
Fair value of BSGA’s ordinary shares on acquisition date	26,075
Settlement of pre-existing debtor relationship with BSGA*	2,607
Total fair value of consideration transferred	28,682

Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	317
Prepayments and other assets	48
Other payables and accruals	(4,834)
Total fair value of assets acquired and liabilities assumed	(4,469)

Excess of fair value of consideration transferred over fair value of assets acquired and liabilities assumed, recognized as listing fee	33,151

* Settlement of pre-existing debtor relationship with BSGA represents lending made to BSGA. See Note 8.